OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                   	  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Municipal High Income Advantage Trust
             SCHEDULE OF INVESTMENTS 12/31/09 (unaudited)

Principal
Amount                                                      Value

             TAX-EXEMPT OBLIGATIONS - 143.3% of Net Assets
             Alabama - 0.7%
2,500,000    Huntsville-Redstone Village Special Care Fa $      1,833,225

             Arizona - 3.4%
5,000,000    Casa Grande Industrial Development Authorit $      4,687,600
1,531,000    Pima County Industrial Development Authorit         1,393,455
2,640,000    Pima County Industrial Development Authorit         2,289,250
1,000,000    San Luis Facility Development Corp., 7.25%,            911,640
                                                         $      9,281,945
             California - 12.1%
3,140,000    California State University Revenue, RIB, 1 $      3,175,576
2,425,000    California State Various Purpose, 5.75%, 4/         2,449,008
8,575,000    California State Various Purpose, RIB, 10.6         7,384,790
803,175      California Statewide Communities Developmen            160,635
2,680,000    Golden State Tobacco Securitization Corp.,          3,145,194
2,500,000    San Jose California Airport Revenue, 5.0%,          2,324,575
10,500,000   University of California, RIB, 10.994%, 5/1       10,363,290
7,670,000    Valley Health System Hospital Revenue, 6.87         4,216,199
                                                         $    33,219,267
             Colorado - 1.1%
2,850,000    Denver Health & Hospital Authority Healthca $      3,130,725

             Connecticut - 2.8%
7,750,000    Connecticut State Development Authority Rev $      7,570,587

             District of Columbia - 3.4%
2,700,000    District of Columbia Tobacco Settlement Fin $      2,623,995
6,825,000    District of Columbia Tobacco Settlement Fin         6,780,637
                                                         $      9,404,632
             Florida - 3.8%
4,500,000    Hillsborough County Industrial Development Authority Pollution
Control Revenue,
                5.5%, 10/1/23                            $      4,547,565
1,980,000    Hillsborough County Industrial Development Authority Pollution
Control Revenue,
                6.75%, 7/1/29                                    1,806,532
1,000,000    Hillsborough County Industrial Development          1,105,300
500,000      Miami Beach Health Facilities Authority, 5.            404,810
2,500,000    Miami-Dade County Florida Aviation Revenue,         2,537,475
                                                         $    10,401,682
             Georgia - 4.1%
5,210,000    Atlanta Georgia Water and Wastewater Revenu $      5,160,870
1,000,000    Clayton County Development Authority Specia            996,500
1,065,000    Effingham County Industrial Development Aut         1,048,013
3,360,000    Fulton County Residential Care Facilities,          2,515,397
1,650,000    Savannah Georgia Economic Development Autho         1,620,960
                                                         $    11,341,740
             Guam - 1.9%
4,500,000    Northern Mariana Islands, 6.75%, 10/1/33    $      5,300,955

             Idaho - 1.8%
2,000,000    Power County Industrial Development Corp.,  $      1,990,440
3,000,000    Power County Pollution Control Revenue, 5.6         2,969,610
                                                         $      4,960,050
             Illinois - 6.8%
3,000,000    Centerpoint Intermodal Center, 7.5%, 6/15/2 $      2,997,330
3,000,000    City of Chicago Illinois, 5.0%, 1/1/28              3,077,520
2,000,000    City of Chicago Illinois, 5.5%, 12/1/30             1,310,000
1,450,000    Illinois Finance Authority Revenue, 5.5%, 4         1,418,912
2,000,000    Illinois Finance Authority Revenue, 6.0%, 8         2,085,900
1,000,000    Illinois Finance Authority Revenue, 6.0%, 1            832,100
2,000,000    Illinois Finance Authority Revenue, 6.0%, 8         2,167,060
2,500,000    Illinois Finance Authority Revenue, 6.125%,         2,237,500
1,500,000    Illinois Health Facilities Authority Revenu            660,750
2,615,000    Southwestern Illinois Development Authority         1,837,561
                                                         $    18,624,633
             Indiana - 5.7%
10,000,000   Indiana State Development Finance Authority $      9,761,100
5,000,000    Jasper County Industrial Economic Developme         4,317,400
1,995,000    Vincennes Industrial Economic Development R         1,641,745
                                                         $    15,720,245
             Kentucky - 1.6%
500,000      Kentucky Economic Development Finance Autho $         499,975
4,400,000    Kentucky Economic Development Finance Autho         3,801,732
                                                         $      4,301,707
             Louisiana - 6.3%
2,500,000    Louisiana Local Government Environmental Fa $      2,538,675
6,000,000    Louisiana Public Facilities Authority Reven         5,449,860
750,000      Opelousas Louisiana General Hospital Author            755,490
9,415,000    Tobacco Settlement Financing Corp., 5.875%,         8,658,693
                                                         $    17,402,718
             Maryland - 0.4%
460,000      Maryland Health & Higher Educational Facili $         372,076
1,250,000    Maryland Health & Higher Educational Facili            865,275
                                                         $      1,237,351
             Massachusetts - 6.5%
830,000      Massachusetts Development Finance Agency, 5 $         717,892
2,500,000    Massachusetts Development Finance Agency, 5         2,485,500
1,955,000    Massachusetts Development Finance Agency, 7         1,520,677
2,195,000    Massachusetts Health & Educational Faciliti         1,872,203
1,000,000    Massachusetts Health & Educational Faciliti         1,138,120
10,760,000   Massachusetts Housing Finance Agency, 5.35%       10,124,084
                                                         $    17,858,476
             Michigan - 3.7%
1,500,000    Delta County Michigan Economic Development  $      1,672,980
3,000,000    Macomb County Hospital Finance Authority Re         3,522,840
745,000      Michigan Public Educational Facilities Auth            639,322
4,130,000    Michigan State Hospital Finance Authority R         3,545,811
1,000,000    Michigan State Strategic Fund Solid Waste D            807,060
                                                         $    10,188,013
             Missouri - 1.5%
1,850,000    Kansas City Industrial Development Authorit $      1,442,760
1,500,000    St. Louis Industrial Development Authority             509,640
6,640,000    St. Louis Industrial Development Authority          2,255,143
                                                         $      4,207,543
             Montana - 0.5%
2,445,000    Hardin Increment Industrial Infrastructure  $      1,226,632
1,000,000    Two Rivers Authority, Inc., Project Revenue            154,090
                                                         $      1,380,722
             Nevada - 2.3%
1,500,000    Henderson Nevada Health Care Facilities Rev $      1,541,010
1,600,000    Nevada State Department of Business & Indus              80,000
1,000,000    Nevada State Department of Business & Indus              50,000
1,320,000    Nevada State Department of Business & Indus              66,000
5,000,000    Reno Nevada Hospital Revenue, 5.25%, 6/1/41         4,491,700
                                                         $      6,228,710
             New Hampshire - 0.4%
1,125,000    New Hampshire Health & Educational Faciliti $      1,049,805

             New Jersey - 12.1%
2,500,000    Burlington County New Jersey Bridge Commiss $      2,101,800
13,000,000   New Jersey Economic Development Authority R       11,208,080
3,500,000    New Jersey State Turnpike Authority, RIB, 1         4,909,065
10,375,000   New Jersey Transportation Trust Fund Author         4,127,382
1,000,000    Tobacco Settlement Financing Corp., 6.25%,          1,168,180
3,250,000    Tobacco Settlement Financing Corp., 6.75%,          3,850,795
5,000,000    Tobacco Settlement Financing Corp., 7.0%, 6         5,964,150
                                                         $    33,329,452
             New York - 6.5%
1,900,000    Dutchess County Industrial Development Agen $      1,858,238
1,000,000    Nassau County New York Industrial Developme            889,500
5,000,000    New York City Industrial Development Agency         3,349,400
3,950,000    New York City Industrial Development Agency         3,599,635
5,000,000    New York State Environmental Facilities Cor         5,124,900
3,000,000    Ulster County New York Industrial Developme         2,692,200
500,000      Ulster County New York Industrial Developme            396,985
                                                         $    17,910,858
             North Carolina - 1.9%
6,000,000    Charlotte North Carolina Special Facilities $      5,136,900

             Ohio - 1.9%
2,375,000    Belmont County Health System Revenue, 5.7%, $      2,210,983
1,000,000    Belmont County Health System Revenue, 5.8%,            806,640
3,000,000    Cleveland Airport Special Revenue, 5.375%,          2,256,090
                                                         $      5,273,713
             Oklahoma - 2.8%
1,500,000    Jackson County Memorial Hospital Authority  $      1,500,780
2,220,000    Tulsa Municipal Airport Trust Revenue, 6.25         1,877,698
1,500,000    Tulsa Municipal Airport Trust Revenue, 7.35         1,482,585
3,000,000    Tulsa Municipal Airport Trust Revenue, 7.75         2,938,860
                                                         $      7,799,923
             Pennsylvania - 10.0%
3,000,000    Allegheny County Hospital Development Autho $      3,291,270
500,000      Allegheny County Hospital Development Autho            548,545
1,000,000    Clarion County Hospital Authority Revenue,          1,001,010
3,600,000    Columbia County Hospital Authority Revenue,         3,175,560
945,000      Hazleton Health Services Authority Hospital            897,211
1,405,000    Montgomery County Higher Education & Health         1,410,030
1,430,000    Pennsylvania Economic Development Financing         1,270,555
1,805,000    Pennsylvania Economic Development Financing         1,789,585
2,330,000    Pennsylvania Economic Development Financing         2,266,671
5,000,000    Pennsylvania Economic Development Financing         3,913,500
5,000,000    Philadelphia Hospitals & Higher Education F         3,807,650
2,005,000    Scranton-Lackawanna Health & Welfare Author         1,961,973
2,245,000    Scranton-Lackawanna Health & Welfare Author         2,167,660
                                                         $    27,501,220
             Rhode Island - 3.2%
1,385,000    Central Falls Rhode Island Detention Facili $      1,179,078
8,285,000    Tobacco Settlement Financing Corp., 6.25%,          7,690,965
                                                         $      8,870,043
             South Carolina - 6.8%
1,500,000    Connector 2000 Association, Inc., Toll Road $         360,120
7,140,000    South Carolina Jobs Economic Development Au         8,332,380
860,000      South Carolina Jobs Economic Development Au         1,011,188
3,000,000    South Carolina Jobs Economic Development Au         3,216,000
4,400,000    Tobacco Settlement Revenue Management, 6.37         5,688,452
                                                         $    18,608,140
             Tennessee - 3.8%
1,000,000    Johnson City Health & Educational Facilitie $      1,132,060
7,000,000    Knox County Health Educational & Housing Fa         7,346,710
2,400,000    Sullivan County Health Educational and Hous         2,006,208
                                                         $    10,484,978
             Texas  - 17.5%
8,650,000    Brazos River Authority Pollution Control Re $      4,600,330
2,827,399    Gulf Coast Industrial Development Authority            565,480
10,000,000   Houston Texas Airport System Special Facili         9,315,100
960,000      IAH Public Facility Corp., Project Revenue             878,736
1,000,000    IAH Public Facility Corp., Project Revenue             823,410
1,350,000    IAH Public Facility Corp., Project Revenue          1,057,023
2,750,000    Lower Colorado River Authority, 5.0%, 5/15/         2,776,153
845,000      Lubbock Health Facilities Development Corp.            756,233
2,000,000    Lubbock Health Facilities Development Corp.         1,748,980
7,750,000    Matagorda County Navigation District Number         7,435,505
9,750,000    North Texas Tollway Authority Revenue, 5.75         9,994,725
1,711,000    Panhandle Regional Housing Finance Corp. Mu         1,803,291
1,000,000    Richardson Hospital Authority Revenue, 6.0%            865,990
1,000,000    Texas Midwest Public Facility Corp. Revenue         1,032,020
4,700,000    Tomball Hospital Authority, 6.0%, 7/1/25            4,463,825
                                                         $    48,116,801
             Utah  - 0.5%
1,600,000    Spanish Fork Charter School Revenue, 5.7%,  $      1,255,248

             Virginia  - 0.8%
2,000,000    Washington County Industrial Development Au $      2,282,520

             Washington - 3.3%
1,195,000    Tobacco Settlement Authority Revenue, 6.5%, $      1,201,871
2,000,000    Washington State Health Care Facilities Aut         2,010,100
2,000,000    Washington State Health Care Facilities Aut         2,017,900
5,000,000    Washington State Housing Finance Commission         3,778,850
                                                         $      9,008,721
             Wisconsin  - 1.4%
2,900,000    Aztalan Wisconsin Exempt Facilities Revenue $         404,550
1,000,000    Wisconsin State Health & Educational Facili            999,410
1,000,000    Wisconsin State Health & Educational Facili            948,580
1,500,000    Wisconsin State Health & Educational Facili         1,612,980
                                                         $      3,965,520
             TOTAL TAX-EXEMPT OBLIGATIONS
             (Cost $400,789,360)                         $  394,188,768

             MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.6% of Net Assets
13,000,000   Non-Profit Preferred Funding Trust I, Serie $      9,807,330
             TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
             (Cost $13,000,000)                          $      9,807,330

Shares       COMMON STOCK - 0.5% of Net Assets
109,625      Delta Airlines, Inc.                        $      1,247,533
             TOTAL COMMON STOCK
             (Cost $3,210,349)                           $      1,247,533

             TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.9% of Net Assets
8,000,000    BlackRock Liquidity Funds MuniFund Portfoli $      8,000,000
             TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
             (Cost $8,000,000)                           $      8,000,000

             TOTAL INVESTMENTS IN SECURITIES - 150.3%
             (Cost $424,999,709) (h)(i)                  $  413,243,631
             OTHER ASSETS AND LIABILITIES  4.3%          $    11,752,009
             PREFERRED SHARES AT REDEMPTION VALUE,
             INCLUDING DIVIDENDS PAYABLE - (54.6)%       $ (150,007,899)
             NET ASSETS APPLICABLE TO COMMON SHAREOWNERS $  274,987,741

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2009, the value of these securities amounted to $36,132,569, or 13.1% of total net assets applicable to common shareowners.

RIB          Residual Interest Bonds.

+            Prerefunded bonds have been collateralized by U.S.
             Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates.
             The rate shown is the coupon rate
             at December 31, 2009.

(b)          The interest rate is subject to change periodically.
             The interest rate shown is the rate at December 31, 2009.

(c)          Security is in default and is non-income producing.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
             The rate shown is the coupon rate at December 31, 2009.

(e)          Escrow to maturity.

(f)          Indicates a security that has been deemed illiquid.
             The aggregate cost of illiquid securities is $13,000,000. The aggregate value is $8,953,490, or 3.9% of the total net assets applied to common shareowners.

(g)          Non-income producing.

(i) At December 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $420,011,921 was as follows:

             Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $33,945,811

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (40,714,101)
             Net unrealized loss                        ($6,768,290)

             For financial reporting purposes net unrealized loss on investments was $11,756,078 and cost of investments aggregated $424,999,709.

             Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December
31, 2009, in valuing the Trust's assets:

				Level 1  Level 2    Level 3    Total
Tax exempt obligations           $0    $394,188,768 $0     $394,188,768
Municipal collateralized d        0       9,807,330  0        9,807,330
Common stock                 1,247,533     0         0        1,247,533
Tax-exempt money market      8,000,000     0         0        8,000,000
Total                       $9,247,533 $403,996,098 $0     $413,243,631

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March1 , 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.